Accounting estimates and judgements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounting estimates and judgements
3	Accounting estimates and judgements
The Group’s financial position and results of operations are sensitive to accounting methods, assumptions and estimates that underlie the preparation of the consolidated financial statements. The Group bases the assumptions and estimates on historical experience and on various other assumptions that the Group believes to be reasonable and which form the basis for making judgements about matters that are not readily apparent from other sources. On an ongoing basis, management evaluates its estimates. Actual results may differ from those estimates as facts, circumstances and conditions change.
The selection of critical accounting policies, the judgements and other uncertainties affecting application of those policies and the sensitivity of reported results to changes in condition and assumptions are factors to be considered when reviewing the financial statements. In addition to the assumptions and estimates regarding fair value measurements of financial instruments disclosed in Note 4(g), the Group believes the following also involve key accounting estimates and judgements used in the preparation of the financial statements.

(a)	Impairment of long-lived assets (other than goodwill)
As discussed in Note 2(l)(iii), at the end of each reporting period, the Group tests for impairment for long-lived assets or cash-generating units (“CGUs”) (a portion of which related to aircraft and other flight equipment including rotables in property, plant and equipment, aircraft and engines in right-of-use assets(“aircraft and related equipment”)) to determine whether the recoverable amounts have declined below the carrying amounts. If circumstances indicate that the carrying amount of long-lived assets or CGUs may not be recoverable, the assets or CGUs may be considered “impaired”, and an impairment loss may be recognized.
The recoverable amount of assets or CGUs are the higher of the fair value less costs of disposal and value in use. As the fair value of certain assets or CGUs may not be publicly available, the Group uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions for projections of traffic revenue and operating costs and discount rates. In particular, in determining the value in use of the Group’s aircraft and related equipment, significant judgements are required on the accounting estimates which are based on the assumptions relating to traffic revenue growth rates, operating costs growth rates and discount rates applied, among which, operating costs consist of jet fuel costs, landing and navigation fees, maintenance expenses, payroll and welfare.

(b)	Frequent flyer revenue
According to the frequent flyer award programs, the allocation of stand-alone selling price of the mileage awarded involves the estimation of the expected redemption rate. The expected redemption rate is estimated based on historical experience of mileage redemption, taking into consideration future mileage redemption patterns, which are associated with changes in the terms to mileage programs and customer behavior. Different estimates could significantly affect the estimated contract liabilities and the results of operations.

(c)	Income tax
Deferred tax assets are recognized related to operating loss carryforwards that will reduce future taxable income. The Group needs to make judgements and estimates in assessing the realizability of the operating loss carryforwards. Different estimates could significantly affect the deferred income tax assets and income tax expense in the year in which such determination is made.

(d)	Depreciation and amortization
As disclosed in Note 2(i) and Note 2(k), components related to engine overhaul costs under property, plant and equipment and right-of-use
assets were depreciated on the units of production method based on flying hours. The expected flying hours of engines are based on the Group’s historical overhaul experience with similar engine models. Except for components related to engine overhaul costs, other property, plant and equipment and right-of-use
assets are depreciated or amortized on a straight-line basis over the estimated useful lives or lease term, which is shorter, after taking into account the estimated residual value. The useful lives are based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The Group reviews the estimated useful lives of assets annually in order to determine the amount of depreciation and amortization expense to be recorded during any financial year. The depreciation and amortization expense for future periods is adjusted if there are significant changes from previous estimates.

(e)	Provision for major overhauls
As disclosed in Note 2(k) and Note 2(ab), provision for the cost of major overhauls to fulfil the lease return conditions involves estimation of the expected overhaul cycles and overhaul costs, which are based on the historical experience of actual costs incurred for overhauls of airframes and engines of the same or similar types and current economic and airline-related developments. Different estimates could significantly affect the estimated provision and the results of operations.

(f)	Ticket breakage revenue
The Group recognizes, in proportion to the pattern of rights exercised by the customer, the breakage amount to which the Group expects to be entitled as ticket breakage revenue. Such portion is estimated based on the Group’s historical experiences, and the estimated revenue is recognized only to the extent that it is highly probable that a significant reversal in cumulative revenue recognized will not occur when the uncertainty is resolved. Different estimates could significantly affect the ticket breakage revenue recognized in the current financial year.